Income tax benefit Income - Summary of Composition Of Recognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	$ 118,869	$ 115,261
Netting of asset and liability tax positions	(26,524)	(33,707)
Deferred tax assets	92,345	81,554	[1]
Deferred tax liabilities, gross	27,101	34,337
Deferred tax liability	577	630	[1]
Right-of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	19,634	31,361
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	10,472	27,209
Deferred tax liabilities, gross	4,817	1,491
Provisions for residual value risks
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	23,456	17,295
Warranty
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	10,391	12,584
Accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	20,001	10,759
Deferred tax liabilities, gross	(315)	5,374
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	22,602	8,340
Tangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	10,156	6,309
Deferred tax liabilities, gross	8,158	0
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	2,157	1,404
Deferred tax liabilities, gross	41	0
Lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, gross	13,864	27,024
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, gross	$ 536	$ 448

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).